Summary of significant accounting policies (Interest Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amortization of issuance cost related to other long term debt	$ 9,371,957	$ 6,554,767	$ 3,744,695
Interest expense related to capital leases	2,055,995	2,617,000	2,896,977
Interest on borrowings	196,243,562	171,035,655	128,014,504
Total interest costs	207,671,514	180,207,422	134,656,176
Total interest costs capitalized	(177,814,682)	(159,926,006)	(106,455,409)
Interest expense, net	$ 29,856,832	$ 20,281,416	$ 28,200,767